UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07564
Morgan Stanley California Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices) (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Quality Municipal Securities
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (153.5%)
	California (150.9%)
$1,240	ABAG Finance Authority for Nonprofit Corporations, California School of Mechanical Art — Lick-Wilmeading High School Ser 2002	5.25%	10/01/26	$1,171,019
480	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/26	489,091
4,000	Anaheim Public Financing Authority, California, Anajeim Electric Ser 2007-A (MBIA Insd) (a)	4.50	10/01/37	3,288,840
440	Beverly Hills, Unified School District Ser 2009 (g) (WI)	0.00	08/01/26	164,248
865	Beverly Hills, Unified School District Ser 2009 (g) (WI)	0.00	08/01/31	225,228
2,500	California, Various Purpose Dtd 04/01/02	6.00	04/01/19	2,837,025
1,375	California, Various Purpose Dtd 04/01/93	5.90	04/01/23	1,377,021
2,860	California, Various Purpose Dtd 11/01/06	4.50	10/01/36	2,350,520
2,500	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	5.25	06/01/46	1,367,225
1,970	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25	12/01/19	2,148,049
5,000	California Economic Recovery Ser 2004 A (a)	5.00	07/01/16	5,177,100
2,000	California Educational Facilities Authority, Claremont Graduate University 2007 Ser A	5.00	03/01/42	1,622,600
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00	04/01/30	1,739,180
1,000	California Educational Facilities Authority, University of Redlands Ser 2005 A	5.00	10/01/31	863,020
2,555	California Health Facilities Financing Authority, Catholic Healthcare West 2004 Ser G	5.25	07/01/23	2,444,062
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 1997 A (MBIA Insd)	5.25	08/01/27	2,492,550
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,669,340
1,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	838,960
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	1,469,960
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	1,438,920
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	4,521,600
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	1,967,239
500	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25	06/01/26	349,200
4,000	California Municipal Finance Authority, Community Hospital Central California	5.25	02/01/37	2,651,280
1,000	California Public Works Board, Butterfield State Office 2005 Ser A	5.25	06/01/30	917,070
2,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	1,856,420
2,965	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/25	2,705,414
40	California Rural Home Financing Authority, 1997 Ser A-2 (AMT)	7.00	09/01/29	40,720
45	California Rural Home Financing Authority, Home 1998 Ser A (AMT)	6.35	12/01/29	46,707
1,400	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21	1,461,096
3,000	California Statewide Community Development Authority, Adventist Healthwest 2005 Ser A	5.00	03/01/35	2,370,420
1,250	California Statewide Community Development Authority, Anheuser-Bush Ser 2007 (AMT)	4.80	09/01/46	745,763
1,000	California Statewide Community Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	870,750
1,000	Capistrano Unified School District, California, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00	09/01/29	795,500
220	Clovis, Unified School District 2004 Ser A	0.00	08/01/29	65,624
1,000	Culver City Redevelopment Agency, California, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	860,980
1,165	El Segundo, California, University School District Ser A (WI)	0.00	08/01/31	279,821
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/45	1,512,760
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	2,416,200
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,075,680
1,500	Independent Cities Lease Financing Authority, California, Mobile Home PK Ref-Westlake Mobilhome PK-A	5.00	04/15/47	1,005,270
1,000	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	5.00	05/15/31	620,870

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

370	Indio Redevelopment Agency, California, Merged Redevelopment Project Area, Ser 2008 A	5.25		08/15/26		334,188
4,000	Irvine Unified School District, California, Community Facilities District #86-1 Ser 1998 (AMBAC Insd)	5.00		11/01/19		4,036,760
3,000	Los Angeles Department of Water & Power, California, 2003 Ser A Subser A-2 (MBIA Insd) (b)	5.00		07/01/22		3,073,890
4,000	Los Angeles Department of Water & Power, California, Water 2001 Ser A	5.125		07/01/41		3,891,960
620	Los Angeles Unified School District, California, 2005 Ser E (AMBAC Insd)	5.00		07/01/30		591,740
2,000	Los Angeles Wastewater, California, Refg Ser 2003 B (FSA Insd)	5.00		06/01/22		2,061,040
2,000	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA Insd)	5.00		09/01/22		1,962,620
2,000	Modesto Community Facilities District #4-1, California, Ser 2006	5.15		09/01/36		1,239,680
4,000	Modesto Irrigation District, California, Ser 2001 A (COPs) (FSA Insd)	5.00		07/01/31		3,843,480
2,500	Murrieta Valley Unified School District, California, County of Riverside Ser 2008 (FSA Insd) (c)	0.00		09/01/31		604,150
3,000	Port of Oakland, California, Refg Ser N (AMT) (MBIA Insd)	5.00		11/01/22		2,643,450
3,010	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/22		2,753,332
3,390	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/23		3,100,918
3,780	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/24		3,457,661
6,900	Poway Unified School District, California, 2002 Ser A (MBIA Insd)	5.00		08/01/27		6,924,770
4,000	Sacramento County Sanitation Districts Financing Authority, California, Refg Ser 2001 (AMBAC Insd)	5.00		12/01/27		3,899,680
1,100	San Diego County, California, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00		09/01/34		711,788
2,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd) (a)	5.00		05/01/29		1,982,280
830	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd)	5.00		05/01/28		830,548
4,000	San Diego Public Facilities Authority, California, Sewer Ser 1993 A	5.25		05/15/20		4,003,560
4,000	San Francisco City & County, California, Laguna Honda Hospital (FSA Insd)	5.00		06/15/30		3,953,200
4,000	San Francisco City & County, Laguana Honda Hospital (FSA Insd) (a)	5.00		06/15/28		3,992,360
5,000	San Francisco Public Utilities Commission, California, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31		4,854,099
2,000	San Jose Financing Authority, California, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37		1,903,920
2,610	Santa Clara, California, Sub Ser 2003 A (MBIA Insd)	5.00		07/01/23		2,653,300
2,735	Santa Clara, California, Sub Ser 2003 A (MBIA Insd)	5.00		07/01/24		2,764,046
1,500	Santa Margarita / Dana Point Authority, California, Ser 2009 A	5.125		08/01/38		1,458,870
1,295	School Facilities Financing Authority, California, Grant Joint Union High School District Ser 2008 A (FSA Insd) (c)	0.00		08/01/26		464,232
2,140	School Facilities Financing Authority, California, Grant Joint Union High School District Ser 2008 A (FSA Insd) (c)	0.00		08/01/28		654,455
6,000	Silicon Valley Tobacco Securitization Authority, California, Santa Clara Tobacco Securitization Corp Ser 2007	0.00		06/01/36		357,360
1,040	Simi Valley, Public Financing Authority, California, Ser 2004	0.00		08/01/28		330,387
830	Simi Valley, Public Financing Authority, California, Ser 2004	0.00		08/01/30		228,956
1,000	Simi Valley Public Financing Authority, California, Ser 2004 (COPs) (AMBAC Insd)	5.00		09/01/30		889,770
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00		06/01/37		1,099,180
2,000	Turlock Irrigation District, California, Refg 1998 Ser A (MBIA Insd)	5.00		01/01/26		1,964,080
4,415	University of California, Ser 2007 (FSA Insd)	4.50		05/15/31		3,889,082
5,000	University of California, Ser 2003 A (AMBAC Insd)	5.00		05/15/33		4,842,450
3,585	University of California, Ser 2007 (FSA Insd)	4.50		05/15/35		3,094,400
1,000	Washington Unified School District, California, 2004 Ser A (FGIC Insd)	5.00		08/01/21		1,033,340
625	West Basin Municipal Water District, California, Refg Ser 2008 B (COPs) (AGC Insd)	5.00		08/01/27		615,363
1,190	Yosemite Community College District, California, Election of 2004, Ser 2008 C (AGC Insd) (c)	0.00		08/01/22		638,697

						157,939,384

	Puerto Rico (2.6%)
2,200	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(d)	07/01/17	(e)	2,155,560
800	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(d)	07/01/30		543,464

						2,699,024

	Total Tax-Exempt Municipal Bonds (Cost $176,499,461)					160,638,408

	Short-Term Tax-Exempt Municipal Obligations (9.6%)
1,500	California Department of Water Resources, Power Supply Ser 2002 B-2 (Demand 02/02/09)	0.40	(f)	05/01/22		1,500,000
600	California Department of Water Resources, Power Supply Ser 2002 B-2 (Demand 02/02/09)	0.30	(f)	05/01/20		600,000
1,800	California Infrastructure & Economic Development Bank (Demand 02/02/09)	0.50	(f)	07/01/23		1,800,000
1,100	Los Angeles Department of Water & Power, California, Water System Ser (Demand 02/02/09)	0.30	(f)	07/01/34		1,100,000
2,500	Santa Clara, California, Electrical Ser (Demand 02/02/09)	0.30	(f)	07/01/34		2,500,000
2,600	Southern, California, Pub Power Ser (Demand 02/02/09)	0.40	(f)	07/01/20		2,600,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $10,100,000)					10,100,000

	Total Investments (Cost $186,599,461)					170,738,408

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Floating Rate Notes Related to Securities Held (-18.1%)
(18,985)	Notes with interest rates ranging from 0.63% to 3.78% at January 31, 2009 and contractual maturities of collateral ranging from 07/01/16 to 10/01/37 (g) (Cost ($18,985,000))			(18,985,000)

	Total Net Investments (Cost $167,614,461) (h) (i)		145.0	151,753,408

	Other Assets in Excess of Liabilities		0.0	54,378

	Preferred Shares of Beneficial Interest		(45.0)	(47,050,000)

	Net Assets Applicable to Common Shareholders		100.0%	$104,649,030

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

WI	Securities purchased on awhen-issued basis.

(a)	Underlying securities related to inverse floaters entered into by the Trust.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $636,775.

(c)	Capital appreciation bond.

(d)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(e)	Prefunded to call date shown.

(f)	Current coupon rate of variable rate demand obligation.

(g)	Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $30,735,963 are held by the Dealer Trusts and serve as collateral for the $18,985,000 in floating rate note obligations outstanding at that date.

(h)	Securities have been designated as collateral in an amount equal to $69,761,697 in connection with open futures contracts, securities purchased on a when-suued basis and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
145	Long	U.S. Treasury Note 2 Year
		March 2009	$17,785,156	$(338,763)

45	Long	U.S. Treasury Note 5 Year
		March 2009	5,317,735	(27,757)

10	Long	U.S. Treasury Note 10 Year
		March 2009	2,176,250	(3,210)

111	Short	U.S. Treasury Bond 10 Year
		March 2009	(14,320,454)	383,656

187	Short	U.S. Treasury Swap 10 Year
		March 2009	(23,287,017)	236,261

		Net Unrealized Appreciation		$250,188

MS Cailfornia Quality Municipal Securities
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$170,738,398	—	$170,738,398	—
Other Financial Instruments*	250,188	250,188	—	—

Total	$170,988,586	$250,188	$170,738,398	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Quality Municipal Securities

/s/ Randy Takian Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
March 19, 2009

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